Subsequent events (Details Narrative)	Aug. 07, 2026 EUR (€)	Aug. 03, 2026 EUR (€)	Feb. 18, 2026 EUR (€) shares	Feb. 14, 2026 USD ($) $ / shares shares	Aug. 07, 2026 $ / shares shares	Jul. 31, 2026 EUR (€)	Jul. 29, 2026 EUR (€)	Jul. 21, 2026 USD ($) $ / shares shares	Jul. 21, 2026 EUR (€) shares	Jul. 10, 2026	Jun. 08, 2026 shares	Dec. 31, 2025 $ / shares shares	Jul. 22, 2025 shares	Dec. 31, 2024 $ / shares shares	Nov. 01, 2024 shares	Jul. 04, 2024 shares	Jan. 01, 2024 EUR (€)
IfrsStatementLineItems [Line Items]
Issued value | €																	€ 2,000
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued												314,292	294,658
Non-adjusting events after reporting period [member] | Forbearance agreement [member]
IfrsStatementLineItems [Line Items]
Par value | $ / shares								$ 1.00
Debt instrument final instalment | $								$ 30,000
Non-adjusting events after reporting period [member] | Letter agreement [member] | Bevilacqua p llc [member]
IfrsStatementLineItems [Line Items]
Debt instrument of outstanding balance amount | €						€ 637,157
Debt instrument of outstanding balance precentage		15.00%
Services expense | €		€ 605,908
Services expense reducing | €		515,022
Execution minimum payment amount | €		250,000
Commercially reasonable efforts to pay | €		300,000
Non-adjusting events after reporting period [member] | Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Maximum aggregate offering price | €							€ 6,619,798
Percentage of cash commission of gross proceeds							3.00%
Non-adjusting events after reporting period [member] | Class A ordinary shares [member] | Letter agreement [member] | Bevilacqua p llc [member]
IfrsStatementLineItems [Line Items]
Issued value | €		€ 100,000
Percentage of discount to market		20.00%
Non-adjusting events after reporting period [member] | Royal Uranium Inc [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Number of shares issued								81,881,029	81,881,029
Number of shares outstanding								81,881,029	81,881,029
Non-adjusting events after reporting period [member] | Royal Uranium Inc [member] | Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued								3,750,018	3,750,018
Number of shares issued, value | €									€ 15,000,000.0
Non-adjusting events after reporting period [member] | Royal Uranium Inc [member] | Class A ordinary shares [member] | Mineral and element advisory agreements [member]
IfrsStatementLineItems [Line Items]
Number of shares issued								95,000	95,000
Non-adjusting events after reporting period [member] | Royal Uranium Inc [member] | Pre funded warrants [member] | Mineral and element advisory agreements [member]
IfrsStatementLineItems [Line Items]
Number of shares issued								190,000	190,000
Non-adjusting events after reporting period [member] | Royal Uranium Inc [member] | SeriesA convertible preferred shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued											4,171,327
Non-adjusting events after reporting period [member] | Royal Uranium Inc [member] | SeriesA convertible preferred shares [member] | Forbearance agreement [member]
IfrsStatementLineItems [Line Items]
Convertible promissory notes description										QIND entered into a Promissory Note & Loan Modification and Forbearance Agreement with RB Capital Partners, Inc. in respect of two matured convertible promissory notes (original principal $1,100,000 and $200,000, 7% interest), with an aggregate outstanding balance of approximately $1,587,000 at June 30, 2026. QIND agreed to pay $1,675,000 in 19 monthly instalments from July 30, 2026 to January 15, 2028, and the maturity of the notes was extended to March 1, 2028.
Non-adjusting events after reporting period [member] | Investors [member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Aggregate gross proceeds | €	€ 1,525,000
Percentage investors of the aggregate subscription	1.50%
Non-adjusting events after reporting period [member] | Investors [member] | Class A ordinary shares [member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					421,563
Non-adjusting events after reporting period [member] | Investors [member] | Pre funded warrants [member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Par value | $ / shares					$ 0.0035
Number of shares issued					176,468
purchase price | $ / shares					$ 2.55
Non-adjusting events after reporting period [member] | Investors [member] | Warrants [member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Par value | $ / shares					$ 3.50
Number of shares issued					598,031
Warrants term	3 years
Non-adjusting events after reporting period [member] | Share exchange agreement [member]
IfrsStatementLineItems [Line Items]
Share issue related cost | €			€ 15,000,000.0
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value | $ / shares												$ 0.0035		$ 0.0035
Number of shares issued															255,000	13,906
Number of shares outstanding												2,288,291		654,953
Class A ordinary shares [member] | Non-adjusting events after reporting period [member] | February, 2026 securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Shares issued				577,124
Proceeds from stock | $				$ 2,600,000
Class A ordinary shares [member] | Non-adjusting events after reporting period [member] | Share exchange agreement [member]
IfrsStatementLineItems [Line Items]
Shares issued			3,750,025
Pre funded warrants [member] | Non-adjusting events after reporting period [member] | February, 2026 securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Shares issued				129,005
Warrants [member] | Non-adjusting events after reporting period [member] | February, 2026 securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Shares issued				706,129
Par value | $ / shares				$ 5.148
Warrants two [member] | Non-adjusting events after reporting period [member] | February, 2026 securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Shares issued				706,129
Par value | $ / shares				$ 6.864